Accrued Expenses (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued employee compensation	$ 111,769	$ 263,914	$ 132,341
Legal and consulting services	25,350	68,056
Clinical research organization services and expenses	46,328	16,877
Minimum license royalties	10,000
Consulting services		68,056	25,962
Total accrued liabilities	$ 193,447	$ 348,847	$ 158,303